Capital (Tables)	12 Months Ended
Dec. 31, 2021
Text block1 [abstract]
Schedule of Classes of Share Capital

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value

	$ in thousands			in $
Balance as of J anuary 1, 2019	2,765	828,525	42,430,069	0.05
Capital Increase	2	—	35,600	—
Exercise of share warrants, employee warrants and stock options	—	—	—	—
Non-cash stock-based compensation expense	—	23,173	—	—
Other movements	—	2	—	—

Balance as of December 31, 2019	2,767	851,700	42,465,669	0.05
Exercise of share warrants, employee warrants and stock options	18	6,101	314,517	—
Non-cash stock-based compensation expense	—	14,365	—	—
Other movements	—	(32)	—	—

Balance as of December 31, 2020	2,785	872,134	42,780,186	0.05
Capital increase (ATM)	143	46,811	2,415,630
Exercise of share warrants, employee warrants and stock options	17	5,597	288,494	—
Non-cash stock-based compensation expense	—	12,497	—	—
Transaction costs	—	(2,316)
Other movements	—	(27)	—

Balance as of December 31, 2021	2,945	934,696	45,484,310	0.05

Schedule of Share Warrants and Non-employee Warrants

Date	Type	Number of warrants/shares outstanding as of 01/01/2021	Number of warrants/shares granted	Number of warrants/shares vested/exercised	Number of warrants/shares voided	Number of warrants/shares outstanding as of 12/31/2021	Maximum of shares to be issued	Number of warrants/shares exercisable as of 12/31/2021	Strike price per share in euros
03/24/2015	Stock Options	1,591,603	—	—	181,271	1,410,332	1,410,332	1,410,332	38.45
03/27/2015	BSA	130,000	—	—	—	130,000	130,000	130,000	38.45
05/18/2015	BSA	50,000	—	—	—	50,000	50,000	50,000	29.58
09/08/2015	BSA	224,200	—	—	—	224,200	224,200	224,200	28.01
09/08/2015	Stock Options	1,598,700	—	—	186,900	1,411,800	1,411,800	1,411,800	27.55
03/14/2016	BSA	147,025	—	—	—	147,025	147,025	147,025	27.37
03/14/2016	Stock Options	1,636,705	—	28,856	161,247	1,446,602	1,446,602	1,446,602	22.44
10/28/2016	BSA	148,000	—	3,000	—	145,000	145,000	145,000	18.68
10/28/2016	Stock Options	1,918,634	—	198,816	111,684	1,608,134	1,608,134	1,608,134	17.90
10/11/2017	BSA	200,000	—	—	—	200,000	200,000	200,000	24.34
10/11/2017	Stock Options	924,000	—	2,000	150,000	772,000	772,000	772,000	22.57
10/08/2018	Stock Options	20,000	—	—	15,000	5,000	5,000	3,750	24.80
03/07/2019	Free shares	2,500	—	2,500	—	—	—	—	16.00
04/24/2019	Stock Options	1,265,515	—	23,822	166,777	1,074,916	1,074,916	743,579	18.25
04/24/2019	Free shares	6,500	—	6,500	—	—	—	—	18.01
07/16/2019	Free shares	4,000	—	4,000	—	—	—	—	14.01
11/06/2019	Stock Options	30,000	—	—	—	30,000	30,000	15,000	11.06
11/06/2019	Free shares	15,000	—	2,500	12,500	—	—	—	11.32
11/18/2019	Stock Options	22,500	—	—	22,500	—	—	—	12.33
11/18/2019	Free shares	16,500	—	6,500	10,000	—	—	—	12.16
03/04/2020	Free shares	6,500	—	—	—	6,500	6,500	—	14.54
04/14/2020	Free shares	20,000	—	—	—	20,000	20,000	—	9.14
04/14/2020	Stock Options	160,000	—	—	—	160,000	160,000	60,000	8.27
06/19/2020	Free shares	16,500	—	—	6,500	10,000	10,000	—	14.76
06/19/2020	Stock Options	17,000	—	—	—	17,000	17,000	6,375	15.84
07/20/2020	Free shares	10,000	—	—	—	10,000	10,000	—	15.76

07/20/2020	Stock Options	17,000	—	—	—	17,000	17,000	5,312	15.12
08/05/2020	Free shares	70,000	—	10,000	26,000	34,000	34,000	—	14.00
08/05/2020	Stock Options	212,000	—	—	24,250	187,750	187,750	59,872	14.62

09/11/2020	Free shares	15,000	—	—	—	15,000	15,000	—	14.58
09/11/2020	Free shares	6,500	—	—	6,500	—	—	—	14.98
09/11/2020	Stock Options	45,000	—	—	—	45,000	45,000	14,062	14.36
10/14/2020	Free shares	416,750	—	—	81,420	335,330	335,330	—	22.45
11/05/2020	Stock Options	28,000	—	—	—	28,000	28,000	7,000	14.62
11/05/2020	Free shares	16,600	—	—	—	16,600	16,600	—	14.76
12/16/2020	Free shares	7,300	—	—	—	7,300	7,300	—	23.75
03/04/2021	Stock Options	—	924,520	—	83,875	840,645	840,645	—	19.44
03/05/2021	Free shares	—	16,500	—	—	16,500	16,500	—	14.44
03/05/2021	Free shares	—	313,541	—	32,020	281,521	281,521	—	12.69
04/13/2021	Stock Options	—	27,465	—	—	27,465	27,465	2,861	16.07
05/12/2021	Free shares	—	2,000	—	—	2,000	2,000	—	12.70
05/12/2021	Stock Options	—	3,500	—	—	3,500	3,500	—	14.36
05/28/2021	Free shares	—	158,000	—	9,775	148,225	148,225	—	12.38
05/28/2021	Stock Options	—	35,000	—	—	35,000	35,000	—	12.69
09/30/2021	Free shares	—	12,975	—	550	12,425	12,425	—	11.22
09/30/2021	Stock Options	—	25,950	—	1,100	24,850	24,850	—	11.51
10/13/2021	Free shares	—	4,500	—	—	4,500	4,500	—	8.29
10/13/2021	Stock Options	—	9,000	—	—	9,000	9,000	—	10.29
11/25/2021	Free shares	—	2,100	—	—	2,100	2,100	—	7.84
11/25/2021	Stock Options	—	4,500	—	—	4,500	4,500	—	8.81
11/30/2021	Free shares	—	700	—	—	700	700	—	7.42
11/30/2021	Stock Options	—	1,300	—	—	1,300	1,300	—	8.54
	Total	11,015,532	1,541,551	288,494	1,289,869	10,978,720	10,978,720	8,462,904

Schedule of Information Relating to Subsidiaries that Reported Non-Controlling Interest
The following table summarizes the information relating to each of our subsidiaries that reported non-controlling
interest (“NCI”):

	CALYXT
	2020	2021
	$ in thousands
Revenue	22,892	26,946
Net Profit (Loss)	(43,902)	(28,358)

Net Profit (Loss) attributable to NCI	(16,409)	(10,910)

Other comprehensive income	(1,196)	(3,622)
Total comprehensive income	(45,098)	(31,980)

Total comprehensive income attributable to NCI	(15,942)	(12,216)

Current assets	39,590	15,180
Non-current assets	23,737	19,656
Current liabilities	6,945	4,933
Non-current liabilities	19,507	14,495

Net assets	36,875	15,408

Net assets attributable to NCI	13,035	5,886